Intangible assets	12 Months Ended
Jun. 30, 2019
Intangible Assets [Abstract]
Intangible assets

12.	Intangible assets

Changes in the Group's intangible assets for the years ended June 30, 2019 and 2018 were as follows:

	Goodwill	Trademarks	Licenses	Customer relations	Information systems and software	Contracts and others (ii)	Total
Balance at June 30, 2017
Costs	5,613	8,127	2,018	9,558	8,132	3,608	37,056
Accumulated amortization	-	(165)	(423)	(4,398)	(5,526)	(1,494)	(12,006)
Net book amount at June 30, 2017	5,613	7,962	1,595	5,160	2,606	2,114	25,050
Additions	-	-	-	5	1,000	160	1,165
Disposals	-	-	-	-	-	-	-
Transfers	-	-	-	-	-	(28)	(28)
Deconsolidation (see Note 4.I.)	(4,207)	(5,445)	-	(709)	(798)	(178)	(11,337)
Cumulative translation adjustment	1,623	2,349	386	815	731	276	6,180
Amortization charges (i)	-	(79)	(151)	(1,691)	(947)	(718)	(3,586)
Assets incorporated by business combination	1,819	-	-	-	-	26	1,845
Balance at June 30, 2018	4,848	4,787	1,830	3,580	2,592	1,652	19,289
Costs	4,848	5,083	6,800	10,773	4,852	4,497	36,853
Accumulated amortization	-	(296)	(4,970)	(7,193)	(2,260)	(2,845)	(17,564)
Net book amount at June 30, 2018	4,848	4,787	1,830	3,580	2,592	1,652	19,289
Additions	-	-	-	11	1,061	1,532	2,604
Impairment	(129)	-	-	-	-	-	(129)
Disposals	-	-	-	-	(43)	-	(43)
Cumulative translation adjustment	(129)	(141)	(68)	(218)	(40)	35	(561)
Amortization charges (i)	-	(86)	(151)	(1,168)	(902)	(939)	(3,246)
Balance at June 30, 2019	4,590	4,560	1,611	2,205	2,668	2,280	17,914
Costs	4,590	4,942	6,624	14,189	4,514	6,025	40,884
Accumulated amortization	-	(382)	(5,013)	(11,984)	(1,846)	(3,745)	(22,970)
Net book amount at June 30, 2019	4,590	4,560	1,611	2,205	2,668	2,280	17,914

(i)	Amortization charge was recognized in the amount of Ps. 736 and Ps. 759 under "Costs", in the amount of Ps. 944 and Ps. 879 under "General and administrative expenses" and Ps. 1,566 and Ps. 1,578 under "Selling expenses" as of June 30, 2019 and 2018, respectively in the Statements of Income (Note 23). In addition, a charge of Ps. 370 was recognized under "Discontinued operations" as of June 30, 2018.
(ii)	Includes other non-significant business combinations.

The goodwill assigned to real estate in Israel amounts to NIS 113 (Ps. 1,352 at the exchange rate at the end of the financial year 2019), that assigned to telecommunications amounts to NIS 268 (Ps. 3,195 at the exchange rate at the end of the financial year 2019) and the one assigned to supermarkets amounted to NIS 192. The rest is goodwill that is allocated to the real estate segment of Argentina.

Goodwill impairment test

The Group performs an annual impairment test of the goodwill. For fiscal year 2018, the recoverable value obtained for said test corresponding to the CGUs where the goodwill is assigned (Israel's Telecommunications and Real Estate) was calculated based on the fair value (market value) minus the costs of sale.

For the fiscal year 2019, based on the significant decrease in the market value of Cellcom and its results in the last financial year, caused by the greater competition in the cell phone market in Israel as a result of the entry of new competitors, the Group calculated the recoverable value at the end of the year of the telecommunications CGU based on the value in use of the assets. This test resulted in the goodwill attributable to Cellcom for an amount of Ps. 3,197 (NIS 268) being recoverable.

The value in use as of June 30, 2019, was determined by an independent appraiser and was estimated at Ps. 58,886 (NIS 4,936).

The cash flow was calculated based on the budgets approved by management covering a period of 5 years. Subsequent cash flows were estimated based on the long-term growth rate. The main data and assumptions used in the calculation of the value in use were the following:

June 30, 2019 (NIS)
Net value of the CGU net of taxes	NIS 294
Value of the net operating assets of the telecommunications CGU of Israel (including brands and excluding goodwill)	NIS 3,668
Value of goodwill of the CGU	NIS 268
Annual discount rate after tax	8.5%
Long-term growth rate	1.5%
Long-term market share	25%
ARPU (average monthly income per user) during the representative term (excludes income from international hosting and roaming)	NIS 55.50

The recoverable amount of the CGU would be equal to the book value in the scenarios in which the relevant variables are the following, in the event that the rest of the variables remain constant:

Annual net discount rate after taxes	9.20%
ARPU (average monthly income per user) during the representative term (excludes income from international hosting and roaming)	NIS 53

For fiscal year 2019, the recoverable value for the real estate CGU was calculated based on the fair value (contribution value) minus selling costs.